Borrowings - Finance Lease Liabilities (Narrative II) (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability	$ 468,414	$ 389,007
Finance Lease, Interest Expense	30,313	12,243	$ 0
Payments related to finance lease liabilities	$ 26,172	$ 10,389
Debt Instrument, Covenant Description	The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.
Debt Instrument, Covenant Compliance	As of December 31, 2023, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	7.20%	5.30%	4.10%
Navios Amber [Member]
Sale Leaseback Transaction [Line Items]
Increase in finance lease liability	$ 1,620
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Felicity I [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2020
Vessel type	Kamsarmax
Vessel capacity in DWT	81,962
Term of Contract	seven-year
Finance Lease, Liability	$ 16,128			$ 17,473
Lessee, Finance Lease, Discount Rate	6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in six years.
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Herakles II [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2019
Vessel type	Kamsarmax
Vessel capacity in DWT	82,036
Term of Contract	seven-year
Finance Lease, Liability	$ 16,354			17,791
Lessee, Finance Lease, Discount Rate	6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in six years.
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Coral [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2016
Vessel type	Kamsarmax
Vessel capacity in DWT	84,904
Term of Contract	three-year
Finance Lease, Liability	$ 30,755			35,173
Lessee, Finance Lease, Discount Rate	6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in two years
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Amber [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2015
Vessel type	Kamsarmax
Vessel capacity in DWT	80,994
Term of Contract	one-year
Finance Lease, Liability	$ 32,161
Lessee, Finance Lease, Discount Rate	6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in one year.
Date of delivery	July 29, 2022
Increase in finance lease liability	$ 1,620
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Citrine [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2017
Vessel type	Kamsarmax
Vessel capacity in DWT	81,626
Term of Contract	three-year
Finance Lease, Liability	$ 31,566			35,605
Lessee, Finance Lease, Discount Rate	6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in two years.
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Dolphin [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2017
Vessel type	Kamsarmax
Vessel capacity in DWT	81,630
Term of Contract	three-year
Finance Lease, Liability	$ 31,644			35,676
Lessee, Finance Lease, Discount Rate	6.00%
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	repayable in two years.
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Felix [member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2016
Vessel type	Capesize
Vessel capacity in DWT	181,221
Term of Contract	one-year
Finance Lease, Liability				$ 43,383
Lessee, Finance Lease, Discount Rate	6.00%
Sale and Leaseback Agreements [Member]
Sale Leaseback Transaction [Line Items]
Deposits	$ 0	$ 8,650